Consolidated Statements of Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Interest Income:
Loans	$ 17,907,415	$ 28,032,556	$ 32,809,913
Mortgage-Backed Securities	4,882,993	7,661,454	8,304,884
Investment Securities	1,994,411	2,832,193	2,623,006
Other	6,405	2,620	4,537
Total Interest Income	24,791,224	38,528,823	43,742,340
Interest Expense:
NOW And Money Market Accounts	832,856	1,702,502	2,067,241
Statement Savings Accounts	32,720	45,089	58,195
Certificate Accounts	2,838,292	5,040,071	7,546,064
FHLB Advances And Other Borrowed Money	3,306,898	4,955,443	5,703,534
Senior Convertible Debentures	365,040	486,720	486,720
Junior Subordinated Debentures	84,010	167,007	233,361
Total Interest Expense	7,459,816	12,396,832	16,095,115
Net Interest Income	17,331,408	26,131,991	27,647,225
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Net Interest Income After Provision For Loan Losses	15,356,408	17,481,991	19,847,225
Non-Interest Income:
Gain On Sale Of Investment Securities	945,476	2,300,254	1,520,599
Gain On Sale Of Loans	498,879	534,968	1,404,879
Service Fees On Deposit Accounts	880,209	1,156,202	1,143,811
Commissions From Insurance Agency	346,015	425,967	458,663
Trust Income	380,000	476,000	459,500
Bank Owned Life Insurance Income	315,000	420,000	415,000
Mandatorily Redeemable Financial Instrument Valuation Income	0	50,000	196,000
Check Card Fee Income	615,815	787,517	692,220
Other	383,460	790,797	504,289
Total Non-Interest Income	4,364,854	6,941,705	6,794,961
General And Administrative Expenses:
Compensation And Employee Benefits	7,978,054	10,990,812	11,828,376
Occupancy	1,498,858	1,878,754	1,929,946
Advertising	303,754	387,079	393,287
Depreciation And Maintenance Of Equipment	1,271,609	1,720,726	1,832,295
FDIC Insurance Premiums	514,065	826,731	1,218,075
Amortization Of Intangibles	37,503	60,023	90,000
Net Cost Of Operation Of Other Real Estate Owned	2,745,667	1,235,272	2,330,410
Other	2,713,044	3,617,643	4,218,751
Total General And Administrative Expenses	17,062,554	20,717,040	23,841,140
Income Before Income Taxes	2,658,708	3,706,656	2,801,046
Provision For Income Taxes	703,759	1,911,281	958,133
Net Income	1,954,949	1,795,375	1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Accretion Of Preferred Stock To Redemption Value	0	0	18,816
Net Income Available To Common Shareholders	$ 1,624,949	$ 1,355,375	$ 1,157,644
Net Income Per Common Share (Basic)	$ 0.55	$ 0.46	$ 0.43
Net Income Per Common Share (Diluted)	$ 0.55	$ 0.46	$ 0.42
Cash Dividend Per Share On Common Stock	$ 0.24	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,684,130
Weighted Average Shares Outstanding (Diluted)	2,944,001	2,944,001	2,762,824